Load | Forward U.S. Government Money Fund

Forward U.S. Government Money Fund

Investment Objective

The Fund seeks maximum current income consistent with the preservation of principal and liquidity.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A and Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Load Forward U.S. Government Money Fund	CLASS A	CLASS C
Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Load Forward U.S. Government Money Fund		CLASS A	CLASS C
Management Fee		0.08%	0.08%
Distribution (12b-1) Fees		0.25%	0.75%
Shareholder Services Fees			0.25%
Other Expenses		0.13%	0.13%
Administrative Fees	[1]	0.25%	0.25%
Total Other Expenses		0.38%	0.38%
Total Annual Fund Operating Expenses		0.71%	1.46%
Fee Waiver and/or Expense Reimbursement		(0.25%)	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.46%	1.21%
[1]	The Fund's investment advisor is contractually obligated to waive the fees payable under the Administrative Plan until April 30, 2013. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.

Examples
These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Load Forward U.S. Government Money Fund (USD $)	CLASS A	CLASS C
1 Year	47	223
3 Years	202	437
5 Years	370	773
10 Years	858	1,723

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Load Forward U.S. Government Money Fund (USD $)	CLASS A	CLASS C
1 Year	47	123
3 Years	202	437
5 Years	370	773
10 Years	858	1,723

Principal Investment Strategies

The Fund is a money market fund investing exclusively in high quality, short-term money market instruments. Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government securities”) or in repurchase agreements secured by such instruments. The Fund may also invest up to 20% of its assets in domestic U.S. dollar denominated commercial paper, or repurchase agreements secured by such commercial paper, determined by Forward Management, LLC (“Forward Management” or the “Advisor”) to (i) present minimal credit risk, and (ii) be issued by issuers that have the highest capacity to meet their short term financial obligations. The Fund follows applicable regulatory requirements concerning the quality, maturity, liquidity and diversifications of its investments. The Fund seeks to maintain an average-dollar-weighted portfolio maturity of 60 days or less and an average-dollar-weighted portfolio life of 120 days or less, while maintaining liquidity and maximizing current yield.

The Advisor directly invests the assets of the Fund, and uses quantitative analysis to attempt to maximize the Fund’s yield. The Fund seeks to maintain a stable share value of $1.00 per share, although there is no assurance that it will be able to do so.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The Fund’s current yield and updated performance information for the Fund may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.
CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter — December 31, 2006	0.96%
Worst Quarter — December 31, 2011	0.00%

AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Average Annual Total Returns Load Forward U.S. Government Money Fund	1 YEAR	5 YEARS	SINCE INCEPTION	INCEPTION DATE
CLASS C	(0.99%)	1.02%	1.27%	Dec. 30, 2002
CLASS C Citigroup 3-Month Treasury Bill Index	0.08%	1.36%	1.88%
CLASS A	0.01%	1.33%	1.72%	Sep. 29, 2003
CLASS A Citigroup 3-Month Treasury Bill Index	0.08%	1.36%	1.95%